N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4/A
Entity Registrant Name	ALLIANZ LIFE VARIABLE ACCOUNT B
Entity Central Index Key	0000836346
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Allianz Index Advantage+ Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Prospectus Location
Charges for Early Withdrawals
If you withdraw money from the Contract within six years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8.5% of the Purchase Payment withdrawn, declining to 0% over that time period. For example, if you invest $100,000 in the
Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,500.

In addition, if you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) from an Index Option on a date other than the
Term End Date, a Daily Adjustment will apply to the Index Option Value that is available for withdrawal. The Daily Adjustment also applies if before the Term End Date you execute a
Performance Lock, annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses. The Daily Adjustment may be negative depending on the applicable
Crediting Method. You will lose money if the Daily Adjustment is negative.

•Index Precision Strategy, Index Guard Strategy, and Index Performance
Strategy. Daily Adjustments under these Crediting Methods may be positive, negative, or equal to zero. A negative Daily Adjustment will result in loss. In extreme circumstances, a negative Daily Adjustment could result in a loss beyond the protection of the 10% or 20% Buffer, or -10% Floor, as applicable. The maximum potential loss from a negative Daily Adjustment is: -99% for the Index Precision
Strategy and Index Performance Strategy, and -35% for the Index Guard Strategy.

•Index Protection Strategy with Trigger. Daily Adjustments under this Crediting
Method may be positive or equal to zero, but cannot be negative.
Fee Tables 4. Valuing Your Contract – Daily Adjustment 6. Expenses – Withdrawal Charge Appendix B – Daily Adjustment
Transaction Charges	Other than withdrawal charges and Daily Adjustments that may apply to withdrawals and other transactions under the Contract, there are no other transaction charges.	Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
These ongoing fees and expenses do not reflect any financial adviser fees paid to a
Financial Professional from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses Appendix E – Variable Investment Option Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.26%	1.26%
	Investment Options(2) (Variable Investment Option fees and expenses)	0.88%	0.88%
	Optional Benefits Available for an Additional Charge(3) (for a single optional benefit, if elected)	0.20%	0.20%
	(1) As a percentage of the Charge Base, plus an amount attributable to the estimated contract maintenance charge based on expected Contract sales.
	(2) As a percentage of the AZL Government Money Market Fund’s average daily net assets.
	(3) As a percentage of the Charge Base. This is the current charge for the Maximum Anniversary Value Death Benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which if taken from the
Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy
Index Options could result in substantial losses due to the application of negative
Daily Adjustments.

Lowest Annual Cost: $1,944	Highest Annual Cost: $2,126

Assumes:
•Investment of $100,000 in the AZL
Government Money Market Fund (even
though you cannot select the fund for
investment)
•5% annual appreciation
•Traditional Death Benefit
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Assumes:
•Investment of $100,000 in the AZL
Government Money Market Fund (even
though you cannot select the fund for
investment)
•5% annual appreciation
•Maximum Anniversary Value Death
Benefit with a 0.20% rider fee
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from the Contract within six years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8.5% of the Purchase Payment withdrawn, declining to 0% over that time period. For example, if you invest $100,000 in the
Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,500.

In addition, if you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) from an Index Option on a date other than the
Term End Date, a Daily Adjustment will apply to the Index Option Value that is available for withdrawal. The Daily Adjustment also applies if before the Term End Date you execute a
Performance Lock, annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses. The Daily Adjustment may be negative depending on the applicable
Crediting Method. You will lose money if the Daily Adjustment is negative.

•Index Precision Strategy, Index Guard Strategy, and Index Performance
Strategy. Daily Adjustments under these Crediting Methods may be positive, negative, or equal to zero. A negative Daily Adjustment will result in loss. In extreme circumstances, a negative Daily Adjustment could result in a loss beyond the protection of the 10% or 20% Buffer, or -10% Floor, as applicable. The maximum potential loss from a negative Daily Adjustment is: -99% for the Index Precision
Strategy and Index Performance Strategy, and -35% for the Index Guard Strategy.

•Index Protection Strategy with Trigger. Daily Adjustments under this Crediting
Method may be positive or equal to zero, but cannot be negative.
Fee Tables 4. Valuing Your Contract – Daily Adjustment 6. Expenses – Withdrawal Charge Appendix B – Daily Adjustment

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.50%
Surrender Charge Example Maximum [Dollars]	$ 8,500
Transaction Charges [Text Block]
Transaction Charges	Other than withdrawal charges and Daily Adjustments that may apply to withdrawals and other transactions under the Contract, there are no other transaction charges.	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
These ongoing fees and expenses do not reflect any financial adviser fees paid to a
Financial Professional from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses Appendix E – Variable Investment Option Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.26%	1.26%
	Investment Options(2) (Variable Investment Option fees and expenses)	0.88%	0.88%
	Optional Benefits Available for an Additional Charge(3) (for a single optional benefit, if elected)	0.20%	0.20%
	(1) As a percentage of the Charge Base, plus an amount attributable to the estimated contract maintenance charge based on expected Contract sales.
	(2) As a percentage of the AZL Government Money Market Fund’s average daily net assets.
	(3) As a percentage of the Charge Base. This is the current charge for the Maximum Anniversary Value Death Benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which if taken from the
Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy
Index Options could result in substantial losses due to the application of negative
Daily Adjustments.

Lowest Annual Cost: $1,944	Highest Annual Cost: $2,126

Assumes:
•Investment of $100,000 in the AZL
Government Money Market Fund (even
though you cannot select the fund for
investment)
•5% annual appreciation
•Traditional Death Benefit
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Assumes:
•Investment of $100,000 in the AZL
Government Money Market Fund (even
though you cannot select the fund for
investment)
•5% annual appreciation
•Maximum Anniversary Value Death
Benefit with a 0.20% rider fee
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.26%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.26%
Base Contract (N-4) Footnotes [Text Block]	(1)As a percentage of the Charge Base, plus an amount attributable to the estimated contract maintenance charge based on expected Contract sales.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.88%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.88%
Investment Options Footnotes [Text Block]	(2)As a percentage of the AZL Government Money Market Fund’s average daily net assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.20%
Optional Benefits Footnotes [Text Block]	(3)As a percentage of the Charge Base. This is the current charge for the Maximum Anniversary Value Death Benefit.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which if taken from the
Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy
Index Options could result in substantial losses due to the application of negative
Daily Adjustments.

Lowest Annual Cost: $1,944	Highest Annual Cost: $2,126

Assumes:
•Investment of $100,000 in the AZL
Government Money Market Fund (even
though you cannot select the fund for
investment)
•5% annual appreciation
•Traditional Death Benefit
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Assumes:
•Investment of $100,000 in the AZL
Government Money Market Fund (even
though you cannot select the fund for
investment)
•5% annual appreciation
•Maximum Anniversary Value Death
Benefit with a 0.20% rider fee
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Lowest Annual Cost [Dollars]	$ 1,944
Highest Annual Cost [Dollars]	$ 2,126
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal and previous earnings.	Risk Factors
Not a Short-Term Investment
• This Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.
• Withdrawals are subject to income taxes, including a 10% additional federal tax for withdrawals taken before age 59  1∕2.
• If within six years after we receive a Purchase Payment you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this
Contract), withdrawal charges will apply. A withdrawal charge will reduce your Contract
Value or the amount of money that you actually receive. Withdrawals may reduce or end
Contract guarantees.
• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Performance Credit. We apply a Daily Adjustment if before the
Term End Date you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), annuitize the Contract, execute a
Performance Lock, we pay a death benefit, or we deduct Contract fees and expenses.
• The Traditional Death Benefit may not be modified, but it will terminate if you take withdrawals that reduce both the Contract Value and Guaranteed Death Benefit Value to
zero. Withdrawals may reduce the Traditional Death Benefit’s Guaranteed Death Benefit
Value by more than the value withdrawn and could end the Traditional Death Benefit.
Risk Factors 4. Valuing Your Contract 10. Death Benefit Appendix B – Daily Adjustment
Risks Associated with Investment Options
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the AZL Government Money Market Fund and the Index Options available under the Contract.
• The AZL Government Money Market Fund and each Index Option has its own unique risks.
• You should review the AZL Government Money Market Fund prospectus and disclosures, including risk factors, before making an investment decision.
Risk Factors
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength. More information about Allianz Life, including our financial strength ratings, is available upon request by visiting
allianzlife.com/about/financial-ratings, or contacting us at (800) 624-0197.
Risk Factors

Investment Restrictions [Text Block]	• Certain Index Options may not be available under your Contract.• You cannot allocate Purchase Payments to the AZL Government Money Market Fund. The sole purpose of the AZL Government Money Market Fund is to hold Purchase Payments until they are transferred to your selected Index Options.• We restrict additional Purchase Payments during the Accumulation Phase. Each Index Year, you cannot add more than your initial amount (i.e., all Purchase Payments received before the first Quarterly Contract Anniversary of the first Contract Year) without our prior approval.• We do not accept additional Purchase Payments during the Annuity Phase.• We typically only allow assets to move into the Index Options on the Index Effective Date and on subsequent Index Anniversaries as discussed in section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers. However, if you execute a Performance Lock and request Early Reallocation, we will move assets into an Index Option on the Business Day we receive your Early Reallocation request in Good Order.• You can typically transfer Index Option Value only on Term End Dates. However, you can transfer assets out of an Index Option Value before the Term End Date by executing a Performance Lock as discussed in section 4, Valuing Your Contract – Performance Locks.• We do not allow assets to move into an established Index Option until the Term End Date. If you request to allocate a Purchase Payment into an established Index Option on an Index Anniversary that is not a Term End Date, we will allocate those assets to the same Index Option with a new Term Start Date.• We reserve the right to substitute the AZL Government Money Market Fund. We also reserve the right to discontinue accepting new allocations into specific Index Options and to substitute Indexes either on a Term Start Date or during a Term. We also reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis.
Optional Benefit Restrictions [Text Block]	• The optional Maximum Anniversary Value Death Benefit may not be modified. Withdrawals may reduce the Maximum Anniversary Value Death Benefit’s Guaranteed Death Benefit Value by more than the value withdrawn and will end the Maximum Anniversary Value Death Benefit if the withdrawals reduce both the Contract Value and Guaranteed Death Benefit Value to zero.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.• If you purchased the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit under the Contract.• Earnings under a Non-Qualified Contract may be taxed at ordinary income rates when withdrawn, and you may have to pay a 10% additional federal tax if you take a full or partial withdrawal before age 59 1∕2.• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and you may have to pay a 10% additional federal tax if withdrawn before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
Exchanges [Text Block]	Some Financial Professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. Transaction ExpensesWithdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8.5%
1	8%
2	7%
3	6%
4	5%
5	4%
6 years or more	0%
	Index Protection Strategy with Trigger	Index Precision Strategy and Index Performance Strategy	Index Guard Strategy
Daily Adjustment Maximum Potential Loss	0%	99%	35%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)(3)
(1)The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 7, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 6, Expenses – Withdrawal Charge.(3)This shows the maximum potential loss due to the application of the Daily Adjustment (e.g., maximum loss could occur if there is a total distribution within a Term at a time when the Index price has declined to zero). The Daily Adjustment could result in a loss beyond the protection of the 10% or 20% Buffer, or -10% Floor. The Daily Adjustment applies if before the Term End Date you take a full or partial withdrawal (including any financial adviser fees that you choose to have us pay from this Contract), execute a Performance Lock, annuitize the Contract, we pay a death benefit, or when we deduct Contract fees or expenses. The actual Daily Adjustment calculation is determined by a formula described in Appendix B.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including AZL Government Money Market Fund fees and expenses). If you purchased the optional Maximum Anniversary Value Death Benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Base Contract Expenses(2) (as a percentage of the Charge Base)	1.25%
Optional Benefit Expenses – Maximum Anniversary Value Death Benefit (as a percentage of the Charge Base)	0.20%
(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. See the section 6, Expenses – Contract Maintenance Charge (Administrative Expenses).(2)Referred to as the “product fee” in the Contract and elsewhere in this prospectus. See section 6, Expenses – Base Contract Expenses (Product Fee).The next table shows the total operating expenses charged by the AZL Government Money Market Fund that you may pay periodically during the time that you own the Contract. More information about the AZL Government Money Market Fund, including its annual expenses, may be found in Appendix E – Variable Investment Option Under the Contract. The Index Options do not have operating expenses, and are therefore not included in the following table. Annual Expenses of the AZL Government Money Market Fund
(expenses that are deducted from the fund’s assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.88%

Deferred Sales Load, Footnotes [Text Block]	The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 7, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 6, Expenses – Withdrawal Charge.
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. See the section 6, Expenses – Contract Maintenance Charge (Administrative Expenses).
Base Contract Expense (of Other Amount), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	(2)Referred to as the “product fee” in the Contract and elsewhere in this prospectus. See section 6, Expenses – Base Contract Expenses (Product Fee).
Annual Portfolio Company Expenses [Table Text Block]
(expenses that are deducted from the fund’s assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.88%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from the fund’s assets, including management fees,distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Maximum [Percent]	0.88%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,856
Surrender Expense, 3 Years, Maximum [Dollars]	14,271
Surrender Expense, 5 Years, Maximum [Dollars]	17,469
Surrender Expense, 10 Years, Maximum [Dollars]	26,810
Annuitized Expense, 3 Years, Maximum [Dollars]	7,271
Annuitized Expense, 5 Years, Maximum [Dollars]	12,469
Annuitized Expense, 10 Years, Maximum [Dollars]	26,810
No Surrender Expense, 1 Year, Maximum [Dollars]	2,356
No Surrender Expense, 3 Years, Maximum [Dollars]	7,271
No Surrender Expense, 5 Years, Maximum [Dollars]	12,469
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,810
Item 5. Principal Risks [Table Text Block]	Risk FactorsThe Contract involves certain risks that you should understand before investing. You should carefully consider your income needs and risk tolerance to determine whether the Contract is appropriate for you. The level of risk you bear and your potential investment performance will differ depending on the Index Options you choose.Liquidity Risks We designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment.If you need to take a full or partial withdrawal during the withdrawal charge period, or when we deduct any financial adviser fees that you choose to have us pay from this Contract, we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your Contract Value in a short period, you will exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. (For more information on the withdrawal charge, see the Fee Tables and section 6, Expenses – Withdrawal Charge.) We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than the withdrawal charge percentage. For example, assume you buy the Contract with a single Purchase Payment of $1,000. If your Contract Value in the 5th year is $800 and you take a full withdrawal a 5% withdrawal charge applies. The total withdrawal charge would be $50 (5% of $1,000). This results in you receiving $750. In addition, upon a full withdrawal the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for prior Penalty-Free Withdrawals and Contract fees or expenses; and/or poor performance.Amounts withdrawn from this Contract may also be subject to federal and state income taxes, and a 10% additional federal tax if taken before age 59 1∕2.We only apply Performance Credits to the Index Options once each Term on the Term End Date, rather than on a daily basis. In the interim, we calculate Index Option Values based on the Daily Adjustment. The AZL Government Money Market Fund is not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals, and any financial adviser fees that you choose to have us pay from this Contract), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Performance Credit on the Term End Date. These removed assets will not receive the full benefit of the Index Value, Index Return, and the 10% or 20% Buffer, or -10% Floor that would have been available on the Term End Date, and losses could exceed the protection offered by the 10% or 20% Buffer, or -10% Floor. You will receive a Performance Credit only on the Index Option Value remaining in an Index Option on the Term End Date.You can typically transfer Index Option Value among the Index Options only on Term End Dates. At other times, you can only move assets out of an Index Option by taking a full or partial withdrawal, or entering the Annuity Phase. However, you can transfer assets out of an Index Option before the Term End Date by executing a Performance Lock. Once an Index Option is locked, you can transfer assets out of it on the Index Anniversary that occurs on or immediately after the Lock Date. For a 3-year or 6-year Term Index Option this means you can transfer out of the locked Index Option before the Term End Date by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. You can also transfer assets out of any locked Index Option, including 1-year Term Index Options, before the Term End Date by requesting an Early Reallocation. You can only execute two Early Reallocations each Index Year, but each request can involve multiple locked Index Options. These restrictions may limit your ability to react to changes in market conditions. You should consider whether investing in an Index Option is consistent with your financial needs.Risks of Investing in Securities Returns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the available Index Options and the AZL Government Money Market Fund does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Trading prices of the securities underlying the Index Options and the AZL Government Money Market Fund are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. These factors can affect capital markets generally and markets on which the underlying securities are traded and these factors can influence the performance of the underlying securities. Index Option returns depend on the performance of an Index although you are not directly invested in the Index. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, EURO STOXX 50® and iShares® MSCI Emerging Markets ETF are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities. S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and also may not be able to attain the high growth rate of successful smaller companies. Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Also, any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). EURO STOXX 50®. EURO STOXX 50® is comprised of the equity securities of large-capitalization companies in the Eurozone. The securities comprising EURO STOXX 50® are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty), and are significantly affected by the European markets and actions of the European Union.iShares® MSCI Emerging Markets ETF. The iShares® MSCI Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. The underlying index may include large-and mid-capitalization companies. iShares® MSCI Emerging Markets ETF is an exchange-traded fund. The performance of the iShares® MSCI Emerging Markets ETF may not replicate the performance of, and may underperform the underlying index. The price of the iShares® MSCI Emerging Markets ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares® MSCI Emerging Markets ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Additional information about iShares® MSCI Emerging Markets ETF is available on the SEC’s website at sec.gov and copies of that information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. Please note that this information is not prepared by us and may be intended for shareholders of the ETF. You will not be a shareholder of the ETF by investing in an Index Option that is linked to the performance of the ETF. You may also request additional information about the ETF from our Service Center or your Financial Professional.
In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict future performance of the markets.
Depending on your individual circumstances (e.g., your selected Index Options and the timing of any Purchase
Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional about how recent market conditions may impact your future investment decisions related to the Contract, such as purchasing the Contract or making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

Risk of Negative Returns The AZL Government Money Market Fund does not provide any protection against loss of principal. You can lose principal and previous earnings for Purchase Payments held in the AZL Government Money Market Fund.If you allocate Purchase Payments or transfer Contract Value to an Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, negative Index Returns may cause Performance Credits to be either negative after application of the 10% or 20% Buffer, or negative down to the -10% Floor. For the Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, and such losses could be significant. If you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Protection Strategy with Trigger you can also lose principal and previous earnings if you do not receive the Performance Credit, or if the Contract fees and expenses are greater than the Performance Credit. The maximum potential negative Performance Credit for the Index Performance Strategy and Index Precision Strategy is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is -90%; and if the Buffer is 20%, the maximum negative Performance Credit is -80%. The maximum potential negative Performance Credit for the Index Guard Strategy is the -10% Floor. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses.The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The AZL Government Money Market Fund is not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge and Charge Base for the product and rider fees. The Daily Adjustment can be less than the Trigger Rate or Cap even if the current Index return during the Term is greater than the Trigger Rate or Cap. In addition, even though the current Index return during the Term may be positive, the Daily Adjustment may be negative due to changes in Proxy Value inputs, such as volatility, dividend yield, and interest rate. However, the Daily Adjustment for the Index Protection Strategy with Trigger cannot be negative. The Daily Adjustment is generally negatively affected by: • interest rate decreases,• dividend rate increases,• poor market performance, and• the expected volatility of Index prices. Increases in the expected volatility of Index prices negatively affect the Index Precision Strategy and Index Performance Strategy with 1-year Terms, while decreases in the expected volatility of Index prices negatively affect the Index Guard Strategy. For the Index Performance Strategy 3-year and 6-year Term Index Options, the impact of changes in the expected volatility of Index prices is dependent on the market environment and the applicable Caps and Participation Rates. For the Index Protection Strategy with Trigger, the impact of changes in the expected volatility of Index prices is dependent on the market environment.The Daily Adjustment for Index Options with a Term length of more than 1-year (3-year and 6-year Term Index Options and Early Reallocation to a 1-year Term Index Option) may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is greater for Index Options with a Term length of more than 1-year than for 1-year Term Index Options due to the Term length. 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. For shorter Term lengths, there is more certainty in both the final Index Values and how Caps and Buffers determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.If you take a withdrawal from an Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy before the Term End Date, you could lose principal and previous earnings because of the Daily Adjustment even if Index performance is positive on that day or has been positive since the Term Start Date. If the current Index return during the Term is negative, the Daily Adjustment for these Index Options could result in losses greater than the protection provided by the 10% or 20% Buffer, or -10% Floor. In extreme circumstances the Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor. The maximum potential loss from a negative Daily Adjustment is: -99% for the Index Precision Strategy and Index Performance Strategy, and -35% for the Index Guard Strategy. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses.Risks Associated with Calculation of Performance CreditsWe calculate Performance Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term. If you allocate Purchase Payments or transfer Contract Value to the Index Options with Index Protection Strategy with Trigger, positive returns are limited by the Trigger Rates. You are not subject, however, to potential negative Performance Credits. The Trigger Rates on the Index Options with Index Precision Strategy, and the Caps on the Index Options with Index Guard Strategy and Index Performance Strategy also limit positive returns and could cause performance to be lower than it would otherwise have been if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For the Index Performance Strategy, we apply the Cap and any Participation Rate for the entire Term length; we do not apply the Cap and any Participation Rate annually on a 3-year or 6-year Term Index Option.The Index Options do not directly participate in the returns of the Indexes or the Indexes’ component securities, and do not receive any dividends payable on these securities. Index returns would be higher if they included the dividends from the component securities. The past ten years of actual average of the annual Index returns without and with dividends would have been as follows:
	January 1, 2012 through December 31, 2022
	S&P 500® Index	Nasdaq-100® Index	Russell 2000® Index	EURO STOXX 50®	iShares® MSCI Emerging Markets ETF
Returns without dividends	11.56%	17.69%	8.95%	4.47%	-0.14%
Returns with dividends	13.70%	18.96%	10.38%	8.04%	1.97%
Trigger Rates, Caps, and Participation Rates may be adjusted on the next Term Start Date and may vary significantly from Term to Term. Changes to Trigger Rates, Caps, and Participation Rates may significantly affect the amount of Performance Credit you receive. For more information, see the “Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates” discussion later in this section. The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally low on these days.Risks Associated with Performance Locks and Early Reallocations If a Performance Lock is executed: • You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date unless you execute an Early Reallocation (if available to you).• You will not receive a Performance Credit on any locked Index Option on the Term End Date.• We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means you will not be able to determine in advance your locked Index Option Value, and it may be higher or lower than it was at the point in time you requested a Performance Lock. This means that if you request a Performance Lock your Index Option Value will lock at an unknown future value which may be higher or lower than it was when you requested a Performance Lock. If you set targets, your Index Option Value may lock at a higher value than an upper target you set, or may lock at a lower value than a lower target you set. You may request a Performance Lock or set upper and/or lower targets through your account on our website.• If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.• We will not execute a Performance Lock on Index Protection Strategy with Trigger Index Options if the Daily Adjustment is zero. This may limit your ability to take advantage of the benefits of the Early Reallocation feature.• There are limits on Early Reallocations. We do not accept Early Reallocation requests within 14 calendar days before an Index Anniversary; and you are limited to two Early Reallocation requests each Index Year, but each request can involve multiple locked Index Options. After your second Early Reallocation request in an Index Year, any locked Index Options will remain locked until the next Index Anniversary. These limitations mean you may not be able to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. This may limit your return potential. Early Reallocation is available for amounts allocated to any Index Option, subject to the restrictions described in this prospectus.• Early Reallocation Trigger Rates, Caps, and Participation Rates you receive may be less than the Early Reallocation rates that become available later in the Index Year, or the renewal rates available on the next Index Anniversary. This may limit your return potential.
We will not provide advice or notify you regarding whether you should execute a Performance Lock or Early
Reallocation or the optimal time for doing so. We will not warn you if you execute a Performance Lock or Early
Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock or Early Reallocation.

Risks Associated with Substitution of an Index and Limitation on Further Investments There is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. For the Index Options, if we substitute a new Index for an existing Index, the performance of the new Index may be different and this may affect your ability to receive positive Performance Credits. We may substitute a new Index for an existing Index if: • the Index is discontinued,• we are unable to use the Index because, for example, changes to an Index make it impractical or expensive to purchase derivative hedging instruments to hedge the Index, or we are not licensed to use the Index,• the method of calculation of the Index Values changes substantially, resulting in significantly different Index Values and performance results. This could occur, for example, if an Index altered the types of securities tracked, or the weighting of different categories of securities, or• we determine in our sole discretion that the substitution is necessary due to unanticipated events outside of our direct control. This might include other events similar to those listed above, other changes to the Index (such as name or ownership changes) that legally may be considered a substitution, or a breach by the Index provider of the Index intent or performance expectations.If we add or substitute an Index, we first seek any required regulatory approval from each applicable state insurance regulator and then provide you with written notice. We also provide you with written notice if an Index changes its name. Index substitutions can occur either on a Term Start Date or during a Term. If we substitute an Index during a Term we will combine the return of the previously available substituted Index from the Term Start Date to the substitution date with the return of the new Index from the substitution date to the Term End Date. If we substitute an Index during a Term: • we do not change the Charge Base we use to calculate the product and rider fees, and• the Buffers, Floors, Trigger Rates, Caps, and Participation Rates for the substituted Index will apply to the new Index. We do not change the Buffers, Floors, Trigger Rates, Caps, or Participation Rates that were in effect on the Term Start Date.Similarly, if we substitute an Index on a Term Start Date, the applicable Buffer, Floor, and minimum Trigger Rate, Cap, or Participation Rate will not change. Changes to Trigger Rates, Caps, and Participation Rates associated with the new Index, if any, may occur at the next regularly scheduled Term Start Date, subject to their respective minimums. Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal Trigger Rates, Caps, and Participation Rates associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. The substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a normal transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date. The selection of a substitution Index is in our discretion; however, it is anticipated that any substitute Index will be substantially similar to the Index it is replacing and we will substitute any equity Index with a broad-based equity index. We may also discontinue accepting new allocations into a specific Index Option at any time. Risks Associated with Changes to Trigger Rates, Caps, and Participation RatesThe 10% and 20% Buffers, and -10% Floors for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer or Floor for it on the date we add the Index Option to your Contract. For a new Index Option the minimum Buffer is 5% and the minimum Floor is -25%. Subject to their respective minimums, we establish the initial Trigger Rates, Caps, and Participation Rates for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month. You should be aware that, generally, initial Trigger Rates, Caps, and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at allianzlife.com/RILArates and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Trigger Rates, Caps, and Participation Rates may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Cash Value. On or before the Index Effective Date the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at allianzlife.com/RILArates. You (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request. We can change the renewal Trigger Rates, Caps, and Participation Rates for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion. We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Trigger Rates, Caps, and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer your Index Option Values on the upcoming Term End Date. On each Term End Date you have the option of remaining allocated to your current Index Options at the renewal Trigger Rates, Caps, and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Index Option. At least seven calendar days before each Index Anniversary we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at allianzlife.com/RILArates. If you do not review renewal change information when it is published, or take no action to transfer to another permitted Index Option, you will remain allocated to your current Index Options and will automatically become subject to the renewal Trigger Rates, Caps, and Participation Rates until the next Term End Date. You risk the possibility that the renewal Trigger Rates, Caps, and Participation Rates you receive may be less than you would find acceptable. If you do not find the renewal rates acceptable, you must give us transfer instructions no later than the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day) or you will be subject to these renewal Trigger Rates, Caps, and Participation Rates for the next Term. When your renewal rates change the only options available to you are to transfer Index Option Value between Index Options, or take a full withdrawal (which is subject to a withdrawal charge). If you execute a Performance Lock you may be able to request an Early Reallocation and begin a new Index Option with a new Term Start Date and a new Trigger Rate, Cap, or Participation Rate before the next Index Anniversary. We can change Early Reallocation Trigger Rates, Caps, and Participation Rates for an existing Contract subject to the guaranteed minimums, in our discretion. We publish Early Reallocation rates at least seven calendar days before the end of the current Early Reallocation offering period for your review in your account on our website. If you do not execute an Early Reallocation, you will remain allocated to your current locked Index Options until the Index Anniversary that occurs on or immediately after the Lock Date. Initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates may vary significantly depending upon a variety of factors, including: • market volatility,• our hedging strategies and investment performance,• the availability of hedging instruments,• the amount of money available to us through Contract fees and expenses to purchase hedging instruments,• your Index Effective Date,• the level of interest rates,• utilization of Contract benefits by Owners, and• our profitability goals.Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Trigger Rates, Caps, and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in Trigger Rates, Caps, and Participation Rates, if any, may be substantially slower than increases in interest rates. We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Trigger Rates, Caps, and Participation Rates for newly issued Contracts and renewal and Early Reallocation rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made, and are being held to maturity, for existing Contracts. In some instances we may need to reduce initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Trigger Rates, Caps, and Participation Rates, which reduces your opportunity to receive positive Performance Credits.Risks Associated with Investment in Derivative Hedging Instruments The Index Options are supported by bonds and other fixed income securities which are also used to support the Contract guarantees, cash, and derivative hedging instruments used to hedge the movements of the applicable Index. At Contract issue, we invest a substantial majority of the initial Contract Value in fixed income securities, with most of the remainder invested in derivative hedging instruments. The derivative hedging instruments are purchased to track and hedge Index movements and support our obligations with regard to the Index Options. The derivative hedging instruments we purchase include put options, call options, futures, swaps, and other derivatives.We currently limit our purchase of derivative hedging instruments to liquid securities. However, like many types of derivative hedging instruments, these securities may be volatile and their price may vary substantially. In addition, because we pay Performance Credits regardless of the performance of derivative hedging instruments we purchase, we may incur losses on hedging mismatches or errors in hedging. We may incur additional costs if the costs of our hedging program increase due to market conditions or other factors. Our overall experience with hedging securities may affect renewal Trigger Rates, Caps, and Participation Rates for existing Contracts.Risks of Deducting Financial Adviser Fees from the Contract If you have an investment adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. Once authorized by you, the investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn), and are subject to income taxes (including a 10% additional federal tax if you are younger than age 59 1∕2). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.Risks Associated with Our Financial Strength and Claims-Paying Ability We make Annuity Payments, and pay death benefits from our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability. We apply Performance Credits from an unregistered, non-unitized, non-insulated separate account (Separate Account IANA). Like our general account, the assets in Separate Account IANA are subject to our general business operation liabilities and the claims of our creditors, and are also subject to our financial strength and claims-paying ability. For more information on Separate Account IANA, see section 12, Other Information – Our Unregistered Separate Account.Regulatory Protections Allianz Life is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by this Act are not applicable to the guarantees we provide. The Separate Account is, however, registered as an investment company. Any allocations you make to an Index Option are not part of the Separate Account. Allianz Life is not an investment adviser and so is not subject to the Investment Advisers Act of 1940, and does not provide investment advice to you in connection with your Contract. Your Contract is registered in accordance with the Securities Act of 1933 and the offering of the Contract must be conducted in accordance with the requirements of this Act. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934. The Contract is filed with and approved by each state in which the Contract is offered. State insurance laws provide a variety of regulatory protections.
Item 10. Benefits Available (N-4) [Text Block]	9. Benefits Available Under the ContractThe following tables summarize information about the benefits available under the Contract.
Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
including a 10% additional federal tax if taken
before age 59  1∕2.

Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements (RMD) imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges and income taxes, including a 10%
additional federal tax if taken before age 59  1∕2.
• We reserve the right to discontinue or modify the
program.
• See section 1 for an example of how deduction of
financial adviser fees impact the Contract.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you are confined for care, or are unable to perform at least two out of six activities of daily living (ADLs).
• Only available during the Accumulation Phase.
• Confinement must be for at least 90 days in a
120-day period and requires proof of stay.
• Inability to perform two ADLs must be for at least
90 consecutive days and may require an exam or
tests by a physician.
• Not available on the Issue Date if any Owner was
confined to an eligible facility, or unable to perform
all six ADLs.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, including
a 10% additional federal tax if taken before age
59 1∕2.
• State variations may apply.

Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
An example of the death benefit provided by the
Traditional Death Benefit is included in section 10,
Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in section 1.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 1, Financial Adviser Fee
Deduction Example.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Performance Lock and Early Reallocations
Allows you to capture the current Index Option Value
during the Term for an Index Option. Can help
eliminate doubt about future Index performance and
possibly limit the impact of negative performance.
Can allow you to transfer out of an Index Option
before the Term End Date.
A Performance Lock example is included in section
4, Valuing Your Contract — Performance Locks and
Early Reallocations.

• Available during the Accumulation Phase.
• Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when Daily
Adjustment has declined, will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
• Early Reallocation requests are not accepted
within 14 calendar days before an Index
Anniversary and are limited to two Early
Reallocation requests each Index Year.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer Index Option Value until the Term
End Date unless you execute a Performance Lock.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or Early Reallocation or the
optimal time for doing so.
• We will not warn you if you execute a
Performance Lock or Early Reallocation at a
sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock or Early Reallocation.

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Anniversary Value Death Benefit
Provides a death benefit equal to the greater of
the Contract Value, or Guaranteed Death Benefit
Value. The Guaranteed Death Benefit Value is
the Maximum Anniversary Value.
An example of the death benefit provided by the
Maximum Anniversary Value Death Benefit, and
calculation of the Maximum Anniversary Value is
included in section 10, Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in
section 1.
0.20% (as a percentage of the Charge Base)
• Must be age 75 or younger to elect.
• Can only be added to a Contract at issue.
• Replaces the Traditional Death Benefit if
elected.
• Benefit cannot be removed from the Contract.
• Only available during the Accumulation Phase.
• Withdrawals, including any negative Daily
Adjustment, may significantly reduce the
benefit as indicated in section 1, Financial
Adviser Fee Deduction Example.
• Withdrawals reduce the likelihood of lock in.
• Restrictions on Purchase Payments may limit
the benefit.
• Annuitizing the Contract will end the benefit.

Benefits Available [Table Text Block]
Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
including a 10% additional federal tax if taken
before age 59  1∕2.

Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements (RMD) imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges and income taxes, including a 10%
additional federal tax if taken before age 59  1∕2.
• We reserve the right to discontinue or modify the
program.
• See section 1 for an example of how deduction of
financial adviser fees impact the Contract.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you are confined for care, or are unable to perform at least two out of six activities of daily living (ADLs).
• Only available during the Accumulation Phase.
• Confinement must be for at least 90 days in a
120-day period and requires proof of stay.
• Inability to perform two ADLs must be for at least
90 consecutive days and may require an exam or
tests by a physician.
• Not available on the Issue Date if any Owner was
confined to an eligible facility, or unable to perform
all six ADLs.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, including
a 10% additional federal tax if taken before age
59 1∕2.
• State variations may apply.

Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
An example of the death benefit provided by the
Traditional Death Benefit is included in section 10,
Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in section 1.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 1, Financial Adviser Fee
Deduction Example.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Performance Lock and Early Reallocations
Allows you to capture the current Index Option Value
during the Term for an Index Option. Can help
eliminate doubt about future Index performance and
possibly limit the impact of negative performance.
Can allow you to transfer out of an Index Option
before the Term End Date.
A Performance Lock example is included in section
4, Valuing Your Contract — Performance Locks and
Early Reallocations.

• Available during the Accumulation Phase.
• Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when Daily
Adjustment has declined, will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
• Early Reallocation requests are not accepted
within 14 calendar days before an Index
Anniversary and are limited to two Early
Reallocation requests each Index Year.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer Index Option Value until the Term
End Date unless you execute a Performance Lock.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or Early Reallocation or the
optimal time for doing so.
• We will not warn you if you execute a
Performance Lock or Early Reallocation at a
sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock or Early Reallocation.

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Anniversary Value Death Benefit
Provides a death benefit equal to the greater of
the Contract Value, or Guaranteed Death Benefit
Value. The Guaranteed Death Benefit Value is
the Maximum Anniversary Value.
An example of the death benefit provided by the
Maximum Anniversary Value Death Benefit, and
calculation of the Maximum Anniversary Value is
included in section 10, Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in
section 1.
0.20% (as a percentage of the Charge Base)
• Must be age 75 or younger to elect.
• Can only be added to a Contract at issue.
• Replaces the Traditional Death Benefit if
elected.
• Benefit cannot be removed from the Contract.
• Only available during the Accumulation Phase.
• Withdrawals, including any negative Daily
Adjustment, may significantly reduce the
benefit as indicated in section 1, Financial
Adviser Fee Deduction Example.
• Withdrawals reduce the likelihood of lock in.
• Restrictions on Purchase Payments may limit
the benefit.
• Annuitizing the Contract will end the benefit.

Name of Benefit [Text Block]	Name ofBenefitName ofBenefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name ofBenefitName ofBenefit
Operation of Benefit [Text Block]	10. Death Benefit“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.The Contract provides the Traditional Death Benefit, the standard death benefit, for no additional charge. If available, you can instead select the optional Maximum Anniversary Value Death Benefit at Contract issue for an additional rider fee if all Owners and the Annuitant are age 75 or younger. The Maximum Anniversary Value Death Benefit can only be added to a Contract at issue. The Maximum Anniversary Value Death Benefit cannot be less than the Traditional Death Benefit, but they may be equal. Please discuss this benefit’s appropriateness with your Financial Professional. The death benefit is the greater of the Contract Value, or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is either total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge) if you select the Traditional Death Benefit, or the Maximum Anniversary Value if you select the Maximum Anniversary Value Death Benefit. The death benefit is only available during the Accumulation Phase. If you or the Determining Life (Lives) die during the Accumulation Phase, we process the death benefit using prices determined after we receive the required information, which is either a Valid Claim or due proof of death as stated here. (For information on due proof of death see the Glossary – Valid Claim). If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices. If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. If a Beneficiary dies before you or the Designated Life, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate, or if the Owner is a non-individual, to the Owner. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, each Beneficiary receives an equal share. Each Beneficiary’s portion of the death benefit remains in the Index Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. If there is Variable Account Value in the AZL Government Money Market Fund on the date of death, it remains there until the next Index Anniversary. However, if before the next Index Anniversary we receive a Valid Claim and death benefit payment Option A, or Annuity Payments under death benefit payment Option C is selected, we transfer the Variable Account Value on the date we receive the Valid Claim. If an Index Anniversary occurs before we receive a Valid Claim, we will transfer that Beneficiary’s portion of the Variable Account Value to the Index Options based on the allocation instructions that were in effect on the date of death. From the time we determine the death benefit until we make a complete distribution, any amount in the Index Options and the AZL Government Money Market Fund continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law. On the first death of a Determining Life during the Accumulation Phase, if your selected death benefit is in effect your Beneficiary(s) will receive the greater of the Contract Value or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is either total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge) if you select the Traditional Death Benefit, or the Maximum Anniversary Value if you select the Maximum Anniversary Value Death Benefit. For example, assume total Purchase Payments are $90,000, you take no withdrawals, the highest Contract Value on any Index Anniversary (the Maximum Anniversary Value) is $105,000, and the current Contract Value is $100,000. The death benefit for the Traditional Death Benefit is the $100,000 Contract Value, and for the Maximum Anniversary Value Death Benefit it is the $105,000 Maximum Anniversary Value. If the date we are determining the death benefit is not the Term End Date, the Contract Value reflects the Daily Adjustment. Withdrawals you take reduce your Guaranteed Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge), determined at the end of each Business Day. All withdrawals you take reduce the Guaranteed Death Benefit Value and Contract Value, even Penalty-Free Withdrawals, and financial adviser fees that you choose to have us pay from this Contract. However, we do not reduce the Guaranteed Death Benefit Value for deductions we make for Contract fees and expenses. Deductions for Contract fees and expenses will, however, decrease the Contract Value by the dollar amount withdrawn and reduce the likelihood of receiving increases to the Maximum Anniversary Value. In addition, because the death benefit is the greater of Contract Value, or the Guaranteed Death Benefit Value, deductions we make for Contract fees and expenses may reduce the death benefit available to your Beneficiaries.Examples of the impact of withdrawals for financial adviser fees that you choose to have us pay from this Contract on the death benefit are included in section 1.Maximum Anniversary Value The Maximum Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. At the end of each Business Day, we adjust the Maximum Anniversary Value as follows. • We increase it by the dollar amount of any additional Purchase Payments.• We reduce it by the percentage of any Contract Value you withdraw (including any withdrawal charge).If the Index Effective Date occurs after the Issue Date, the Maximum Anniversary Value on the Index Effective Date is calculated in the same way as on an Index Anniversary. On each Index Anniversary before the end date (or on the next Business Day if the Index Anniversary is not on a Business Day) the Maximum Anniversary Value is equal to the greater of: • its current value after processing any additional Purchase Payments, or withdrawals you take (including any withdrawal charge), or• the Contract Value determined at the end of the Business Day after we process all daily transactions including Performance Credits, any additional Purchase Payments, withdrawals you take including any withdrawal charges, and deductions we make for other Contract fees and expenses. Contract Value reflects the Daily Adjustment for an Index Option for which this anniversary is not a Term End Date. Negative Index Option performance, withdrawals you take, and deductions we make for Contract fees or expenses decrease the Contract Value and reduce the likelihood of receiving increases to the Maximum Anniversary Value.On and after the end date, we no longer make this comparison and we no longer capture any annual investment gains in the Maximum Anniversary Value. The end date occurs on the earliest of: • the older Determining Life’s 91st birthday, or• the end of the Business Day we receive the first Valid Claim from any one Beneficiary.Example
	Contract Value	Maximum Anniversary Value
Issue Date	$ 100,000	$ 100,000
1st Index Anniversary	$ 110,000	$ 110,000
2nd Index Anniversary	$ 95,000	$ 110,000
3rd Index Anniversary	$ 105,000	$ 110,000
4th Index Anniversary	$ 120,000	$ 120,000
• On the Issue Date the Maximum Anniversary Value is equal to the initial Purchase Payment of $100,000.• On the 1st Index Anniversary the Contract Value is greater than the Maximum Anniversary Value, so the Maximum Anniversary Value increases to equal the Contract Value of $110,000.• On the 2nd and 3rd Index Anniversaries the Contract Value is less than the Maximum Anniversary Value, so we neither increase nor decrease the Maximum Anniversary Value. The Maximum Anniversary Value will stay at $110,000 until the Contract Value on an Index Anniversary is greater than this amount or you make an additional Purchase Payment (either of which will increase the Maximum Anniversary Value), or you take a withdrawal (which will decrease the Maximum Anniversary Value).• On the 4th Index Anniversary the Contract Value is greater than the Maximum Anniversary Value, so the Maximum Anniversary Value increases to equal the Contract Value of $120,000.What Happens Upon Death? If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die within 120 hours of each other, we determine the Guaranteed Death Benefit Value at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of the: • Guaranteed Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or• Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.If you and the Determining Life (Lives) are different individuals and do not die within 120 hours of each other, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date. • If a Determining Life dies before you, we do not pay a death benefit to the Beneficiary(s) but we may increase the Contract Value if the Traditional Death Benefit or Maximum Anniversary Value Death Benefit are still in effect. At the end of the Business Day we receive due proof of a Determining Life’s death we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater, and your selected death benefit ends. We allocate any Contract Value increase to the AZL Government Money Market Fund. Then on the next Index Anniversary we transfer the Variable Account Value to the Index Options according to your allocation instructions.• Upon your death your Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.The Traditional Death Benefit and Maximum Anniversary Value Death Benefit end upon the earliest of the following. • The Business Day before the Annuity Date.• The Business Day that the Guaranteed Death Benefit Value and Contract Value are both zero.• Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individuals, or if you and the Determining Life (Lives) are different individuals and die within 120 hours of each other.• Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die within 120 hours of each other.• Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.• The Business Day the Contract ends.
We base the Guaranteed Death Benefit Value on the first death of a Determining Life (or Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract:

• the Guaranteed Death Benefit Value is no longer available, and
• if you selected the Maximum Anniversary Value Death Benefit, we no longer assess its 0.20% rider fee.
Also, if you and the Determining Life (Lives) are different individuals and you die first, the Guaranteed Death Benefit Value is not available to your Beneficiary(s).
Death of the Owner and/or Annuitant The Appendix A to the Form N-4 SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.Death Benefit Payment Options During the Accumulation PhaseEach Beneficiary must select one of the death benefit payment options listed below.If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms. Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. However, spousal continuation is not available if this is an Inherited IRA, or Inherited Roth IRA. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For Qualified Contracts purchased through a qualified plan and non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the deceased Owner was a Determining Life and the surviving spouse Beneficiary continues the Contract, at the end of the Business Day we receive his or her Valid Claim we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater and available, and your selected death benefit ends. We allocate any Contract Value increase to the AZL Government Money Market Fund. Then on the next Index Anniversary we transfer it to the Index Options according to allocation instructions. If the surviving spouse continues the Contract: • he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries;• he or she is subject to any remaining withdrawal charge; and• upon the surviving spouse’s death their Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive a Valid Claim from each Beneficiary.Death Benefit Payment Options The following applies to Non-Qualified Contracts. Different rules may apply to Qualified Contracts. For more information, please see section 11, Taxes – Distributions Upon the Owner’s Death (or Annuitant’s Death if the Owner is a Non-Individual). Option A: Lump sum payment of the death benefit. Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Index Options and is subject to the product fee. Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options A, B, or C. If you take the death benefit as Annuity Payments we do not require that the Annuity Date occur on an Index Anniversary. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Index Options and is subject to the product fee. Distribution from Non-Qualified Contracts under Option C must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death. If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Code’s distribution at death rules, which are set forth in Section 72(s) of the Code. In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Code.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix E – Variable Investment Option Under the ContractThe following includes information about the AZL Government Money Market Fund. More information about the AZL Government Money Market Fund is available in the fund's prospectus, which may be amended from time to time and can be found online at allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com. The current expenses and performance information below reflects fees and expenses of the AZL Government Money Market Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The AZL Government Money Market Fund's past performance is not necessarily an indication of future performance.
Investment Objectives	Variable Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.87%	0.78%	0.68%	0.35%
(1)The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
Prospectuses Available [Text Block]	The following includes information about the AZL Government Money Market Fund. More information about the AZL Government Money Market Fund is available in the fund's prospectus, which may be amended from time to time and can be found online at allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com. The current expenses and performance information below reflects fees and expenses of the AZL Government Money Market Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The AZL Government Money Market Fund's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Variable Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.87%	0.78%	0.68%	0.35%

Portfolio Company Objective [Text Block]	Investment Objectives
Temporary Fee Reductions, Current Expenses [Text Block]	The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
Allianz Index Advantage+ Variable Annuity | LiquidityRisksMember
Prospectus:
Principal Risk [Text Block]	Liquidity Risks We designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment.If you need to take a full or partial withdrawal during the withdrawal charge period, or when we deduct any financial adviser fees that you choose to have us pay from this Contract, we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your Contract Value in a short period, you will exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. (For more information on the withdrawal charge, see the Fee Tables and section 6, Expenses – Withdrawal Charge.) We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than the withdrawal charge percentage. For example, assume you buy the Contract with a single Purchase Payment of $1,000. If your Contract Value in the 5th year is $800 and you take a full withdrawal a 5% withdrawal charge applies. The total withdrawal charge would be $50 (5% of $1,000). This results in you receiving $750. In addition, upon a full withdrawal the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for prior Penalty-Free Withdrawals and Contract fees or expenses; and/or poor performance.Amounts withdrawn from this Contract may also be subject to federal and state income taxes, and a 10% additional federal tax if taken before age 59 1∕2.We only apply Performance Credits to the Index Options once each Term on the Term End Date, rather than on a daily basis. In the interim, we calculate Index Option Values based on the Daily Adjustment. The AZL Government Money Market Fund is not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals, and any financial adviser fees that you choose to have us pay from this Contract), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Performance Credit on the Term End Date. These removed assets will not receive the full benefit of the Index Value, Index Return, and the 10% or 20% Buffer, or -10% Floor that would have been available on the Term End Date, and losses could exceed the protection offered by the 10% or 20% Buffer, or -10% Floor. You will receive a Performance Credit only on the Index Option Value remaining in an Index Option on the Term End Date.You can typically transfer Index Option Value among the Index Options only on Term End Dates. At other times, you can only move assets out of an Index Option by taking a full or partial withdrawal, or entering the Annuity Phase. However, you can transfer assets out of an Index Option before the Term End Date by executing a Performance Lock. Once an Index Option is locked, you can transfer assets out of it on the Index Anniversary that occurs on or immediately after the Lock Date. For a 3-year or 6-year Term Index Option this means you can transfer out of the locked Index Option before the Term End Date by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. You can also transfer assets out of any locked Index Option, including 1-year Term Index Options, before the Term End Date by requesting an Early Reallocation. You can only execute two Early Reallocations each Index Year, but each request can involve multiple locked Index Options. These restrictions may limit your ability to react to changes in market conditions. You should consider whether investing in an Index Option is consistent with your financial needs.
Allianz Index Advantage+ Variable Annuity | RisksofInvestinginSecuritiesMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in Securities Returns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the available Index Options and the AZL Government Money Market Fund does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Trading prices of the securities underlying the Index Options and the AZL Government Money Market Fund are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. These factors can affect capital markets generally and markets on which the underlying securities are traded and these factors can influence the performance of the underlying securities. Index Option returns depend on the performance of an Index although you are not directly invested in the Index. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, EURO STOXX 50® and iShares® MSCI Emerging Markets ETF are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities. S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and also may not be able to attain the high growth rate of successful smaller companies. Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Also, any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). EURO STOXX 50®. EURO STOXX 50® is comprised of the equity securities of large-capitalization companies in the Eurozone. The securities comprising EURO STOXX 50® are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty), and are significantly affected by the European markets and actions of the European Union.iShares® MSCI Emerging Markets ETF. The iShares® MSCI Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. The underlying index may include large-and mid-capitalization companies. iShares® MSCI Emerging Markets ETF is an exchange-traded fund. The performance of the iShares® MSCI Emerging Markets ETF may not replicate the performance of, and may underperform the underlying index. The price of the iShares® MSCI Emerging Markets ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares® MSCI Emerging Markets ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Additional information about iShares® MSCI Emerging Markets ETF is available on the SEC’s website at sec.gov and copies of that information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. Please note that this information is not prepared by us and may be intended for shareholders of the ETF. You will not be a shareholder of the ETF by investing in an Index Option that is linked to the performance of the ETF. You may also request additional information about the ETF from our Service Center or your Financial Professional.
In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict future performance of the markets.
Depending on your individual circumstances (e.g., your selected Index Options and the timing of any Purchase
Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional about how recent market conditions may impact your future investment decisions related to the Contract, such as purchasing the Contract or making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

Allianz Index Advantage+ Variable Annuity | RiskofNegativeReturnsMember
Prospectus:
Principal Risk [Text Block]	Risk of Negative Returns The AZL Government Money Market Fund does not provide any protection against loss of principal. You can lose principal and previous earnings for Purchase Payments held in the AZL Government Money Market Fund.If you allocate Purchase Payments or transfer Contract Value to an Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, negative Index Returns may cause Performance Credits to be either negative after application of the 10% or 20% Buffer, or negative down to the -10% Floor. For the Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, and such losses could be significant. If you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Protection Strategy with Trigger you can also lose principal and previous earnings if you do not receive the Performance Credit, or if the Contract fees and expenses are greater than the Performance Credit. The maximum potential negative Performance Credit for the Index Performance Strategy and Index Precision Strategy is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is -90%; and if the Buffer is 20%, the maximum negative Performance Credit is -80%. The maximum potential negative Performance Credit for the Index Guard Strategy is the -10% Floor. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses.The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The AZL Government Money Market Fund is not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge and Charge Base for the product and rider fees. The Daily Adjustment can be less than the Trigger Rate or Cap even if the current Index return during the Term is greater than the Trigger Rate or Cap. In addition, even though the current Index return during the Term may be positive, the Daily Adjustment may be negative due to changes in Proxy Value inputs, such as volatility, dividend yield, and interest rate. However, the Daily Adjustment for the Index Protection Strategy with Trigger cannot be negative. The Daily Adjustment is generally negatively affected by: • interest rate decreases,• dividend rate increases,• poor market performance, and• the expected volatility of Index prices. Increases in the expected volatility of Index prices negatively affect the Index Precision Strategy and Index Performance Strategy with 1-year Terms, while decreases in the expected volatility of Index prices negatively affect the Index Guard Strategy. For the Index Performance Strategy 3-year and 6-year Term Index Options, the impact of changes in the expected volatility of Index prices is dependent on the market environment and the applicable Caps and Participation Rates. For the Index Protection Strategy with Trigger, the impact of changes in the expected volatility of Index prices is dependent on the market environment.The Daily Adjustment for Index Options with a Term length of more than 1-year (3-year and 6-year Term Index Options and Early Reallocation to a 1-year Term Index Option) may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is greater for Index Options with a Term length of more than 1-year than for 1-year Term Index Options due to the Term length. 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. For shorter Term lengths, there is more certainty in both the final Index Values and how Caps and Buffers determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.If you take a withdrawal from an Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy before the Term End Date, you could lose principal and previous earnings because of the Daily Adjustment even if Index performance is positive on that day or has been positive since the Term Start Date. If the current Index return during the Term is negative, the Daily Adjustment for these Index Options could result in losses greater than the protection provided by the 10% or 20% Buffer, or -10% Floor. In extreme circumstances the Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor. The maximum potential loss from a negative Daily Adjustment is: -99% for the Index Precision Strategy and Index Performance Strategy, and -35% for the Index Guard Strategy. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses.
Allianz Index Advantage+ Variable Annuity | RisksAssociatedwithCalculationofCreditsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Calculation of Performance CreditsWe calculate Performance Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term. If you allocate Purchase Payments or transfer Contract Value to the Index Options with Index Protection Strategy with Trigger, positive returns are limited by the Trigger Rates. You are not subject, however, to potential negative Performance Credits. The Trigger Rates on the Index Options with Index Precision Strategy, and the Caps on the Index Options with Index Guard Strategy and Index Performance Strategy also limit positive returns and could cause performance to be lower than it would otherwise have been if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For the Index Performance Strategy, we apply the Cap and any Participation Rate for the entire Term length; we do not apply the Cap and any Participation Rate annually on a 3-year or 6-year Term Index Option.The Index Options do not directly participate in the returns of the Indexes or the Indexes’ component securities, and do not receive any dividends payable on these securities. Index returns would be higher if they included the dividends from the component securities. The past ten years of actual average of the annual Index returns without and with dividends would have been as follows:
	January 1, 2012 through December 31, 2022
	S&P 500® Index	Nasdaq-100® Index	Russell 2000® Index	EURO STOXX 50®	iShares® MSCI Emerging Markets ETF
Returns without dividends	11.56%	17.69%	8.95%	4.47%	-0.14%
Returns with dividends	13.70%	18.96%	10.38%	8.04%	1.97%
Trigger Rates, Caps, and Participation Rates may be adjusted on the next Term Start Date and may vary significantly from Term to Term. Changes to Trigger Rates, Caps, and Participation Rates may significantly affect the amount of Performance Credit you receive. For more information, see the “Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates” discussion later in this section. The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally low on these days.
Allianz Index Advantage+ Variable Annuity | RisksAssociatedwithPerformanceLocksMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Performance Locks and Early Reallocations If a Performance Lock is executed: • You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date unless you execute an Early Reallocation (if available to you).• You will not receive a Performance Credit on any locked Index Option on the Term End Date.• We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means you will not be able to determine in advance your locked Index Option Value, and it may be higher or lower than it was at the point in time you requested a Performance Lock. This means that if you request a Performance Lock your Index Option Value will lock at an unknown future value which may be higher or lower than it was when you requested a Performance Lock. If you set targets, your Index Option Value may lock at a higher value than an upper target you set, or may lock at a lower value than a lower target you set. You may request a Performance Lock or set upper and/or lower targets through your account on our website.• If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.• We will not execute a Performance Lock on Index Protection Strategy with Trigger Index Options if the Daily Adjustment is zero. This may limit your ability to take advantage of the benefits of the Early Reallocation feature.• There are limits on Early Reallocations. We do not accept Early Reallocation requests within 14 calendar days before an Index Anniversary; and you are limited to two Early Reallocation requests each Index Year, but each request can involve multiple locked Index Options. After your second Early Reallocation request in an Index Year, any locked Index Options will remain locked until the next Index Anniversary. These limitations mean you may not be able to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. This may limit your return potential. Early Reallocation is available for amounts allocated to any Index Option, subject to the restrictions described in this prospectus.• Early Reallocation Trigger Rates, Caps, and Participation Rates you receive may be less than the Early Reallocation rates that become available later in the Index Year, or the renewal rates available on the next Index Anniversary. This may limit your return potential.
We will not provide advice or notify you regarding whether you should execute a Performance Lock or Early
Reallocation or the optimal time for doing so. We will not warn you if you execute a Performance Lock or Early
Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock or Early Reallocation.

Allianz Index Advantage+ Variable Annuity | SubstitutionofanIndexMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Substitution of an Index and Limitation on Further Investments There is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. For the Index Options, if we substitute a new Index for an existing Index, the performance of the new Index may be different and this may affect your ability to receive positive Performance Credits. We may substitute a new Index for an existing Index if: • the Index is discontinued,• we are unable to use the Index because, for example, changes to an Index make it impractical or expensive to purchase derivative hedging instruments to hedge the Index, or we are not licensed to use the Index,• the method of calculation of the Index Values changes substantially, resulting in significantly different Index Values and performance results. This could occur, for example, if an Index altered the types of securities tracked, or the weighting of different categories of securities, or• we determine in our sole discretion that the substitution is necessary due to unanticipated events outside of our direct control. This might include other events similar to those listed above, other changes to the Index (such as name or ownership changes) that legally may be considered a substitution, or a breach by the Index provider of the Index intent or performance expectations.If we add or substitute an Index, we first seek any required regulatory approval from each applicable state insurance regulator and then provide you with written notice. We also provide you with written notice if an Index changes its name. Index substitutions can occur either on a Term Start Date or during a Term. If we substitute an Index during a Term we will combine the return of the previously available substituted Index from the Term Start Date to the substitution date with the return of the new Index from the substitution date to the Term End Date. If we substitute an Index during a Term: • we do not change the Charge Base we use to calculate the product and rider fees, and• the Buffers, Floors, Trigger Rates, Caps, and Participation Rates for the substituted Index will apply to the new Index. We do not change the Buffers, Floors, Trigger Rates, Caps, or Participation Rates that were in effect on the Term Start Date.Similarly, if we substitute an Index on a Term Start Date, the applicable Buffer, Floor, and minimum Trigger Rate, Cap, or Participation Rate will not change. Changes to Trigger Rates, Caps, and Participation Rates associated with the new Index, if any, may occur at the next regularly scheduled Term Start Date, subject to their respective minimums. Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal Trigger Rates, Caps, and Participation Rates associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. The substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a normal transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date. The selection of a substitution Index is in our discretion; however, it is anticipated that any substitute Index will be substantially similar to the Index it is replacing and we will substitute any equity Index with a broad-based equity index. We may also discontinue accepting new allocations into a specific Index Option at any time.
Allianz Index Advantage+ Variable Annuity | InvestmentinDerivativeHedgingInstrumentsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Investment in Derivative Hedging Instruments The Index Options are supported by bonds and other fixed income securities which are also used to support the Contract guarantees, cash, and derivative hedging instruments used to hedge the movements of the applicable Index. At Contract issue, we invest a substantial majority of the initial Contract Value in fixed income securities, with most of the remainder invested in derivative hedging instruments. The derivative hedging instruments are purchased to track and hedge Index movements and support our obligations with regard to the Index Options. The derivative hedging instruments we purchase include put options, call options, futures, swaps, and other derivatives.We currently limit our purchase of derivative hedging instruments to liquid securities. However, like many types of derivative hedging instruments, these securities may be volatile and their price may vary substantially. In addition, because we pay Performance Credits regardless of the performance of derivative hedging instruments we purchase, we may incur losses on hedging mismatches or errors in hedging. We may incur additional costs if the costs of our hedging program increase due to market conditions or other factors. Our overall experience with hedging securities may affect renewal Trigger Rates, Caps, and Participation Rates for existing Contracts.
Allianz Index Advantage+ Variable Annuity | RisksofDeductingFinancialAdviserFeesfromtheContractMember
Prospectus:
Principal Risk [Text Block]	Risks of Deducting Financial Adviser Fees from the Contract If you have an investment adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. Once authorized by you, the investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn), and are subject to income taxes (including a 10% additional federal tax if you are younger than age 59 1∕2). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.
Allianz Index Advantage+ Variable Annuity | OurFinancialStrengthandClaimesPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Our Financial Strength and Claims-Paying Ability We make Annuity Payments, and pay death benefits from our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability. We apply Performance Credits from an unregistered, non-unitized, non-insulated separate account (Separate Account IANA). Like our general account, the assets in Separate Account IANA are subject to our general business operation liabilities and the claims of our creditors, and are also subject to our financial strength and claims-paying ability. For more information on Separate Account IANA, see section 12, Other Information – Our Unregistered Separate Account.
Allianz Index Advantage+ Variable Annuity | RegulatoryProtectionsMember
Prospectus:
Principal Risk [Text Block]	Regulatory Protections Allianz Life is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by this Act are not applicable to the guarantees we provide. The Separate Account is, however, registered as an investment company. Any allocations you make to an Index Option are not part of the Separate Account. Allianz Life is not an investment adviser and so is not subject to the Investment Advisers Act of 1940, and does not provide investment advice to you in connection with your Contract. Your Contract is registered in accordance with the Securities Act of 1933 and the offering of the Contract must be conducted in accordance with the requirements of this Act. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934. The Contract is filed with and approved by each state in which the Contract is offered. State insurance laws provide a variety of regulatory protections.
Allianz Index Advantage+ Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract, including loss of principal and previous earnings.
Allianz Index Advantage+ Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	• This Contract is not a short-term investment and is not appropriate if you need ready access to cash.• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.• Withdrawals are subject to income taxes, including a 10% additional federal tax for withdrawals taken before age 59 1∕2.• If within six years after we receive a Purchase Payment you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), withdrawal charges will apply. A withdrawal charge will reduce your Contract Value or the amount of money that you actually receive. Withdrawals may reduce or end Contract guarantees.• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Performance Credit. We apply a Daily Adjustment if before the Term End Date you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), annuitize the Contract, execute a Performance Lock, we pay a death benefit, or we deduct Contract fees and expenses.• The Traditional Death Benefit may not be modified, but it will terminate if you take withdrawals that reduce both the Contract Value and Guaranteed Death Benefit Value to zero. Withdrawals may reduce the Traditional Death Benefit’s Guaranteed Death Benefit Value by more than the value withdrawn and could end the Traditional Death Benefit.
Allianz Index Advantage+ Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the AZL Government Money Market Fund and the Index Options available under the Contract.• The AZL Government Money Market Fund and each Index Option has its own unique risks.• You should review the AZL Government Money Market Fund prospectus and disclosures, including risk factors, before making an investment decision.
Principal Risk [Text Block]	Risks Associated with Changes to Trigger Rates, Caps, and Participation RatesThe 10% and 20% Buffers, and -10% Floors for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer or Floor for it on the date we add the Index Option to your Contract. For a new Index Option the minimum Buffer is 5% and the minimum Floor is -25%. Subject to their respective minimums, we establish the initial Trigger Rates, Caps, and Participation Rates for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month. You should be aware that, generally, initial Trigger Rates, Caps, and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at allianzlife.com/RILArates and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Trigger Rates, Caps, and Participation Rates may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Cash Value. On or before the Index Effective Date the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at allianzlife.com/RILArates. You (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request. We can change the renewal Trigger Rates, Caps, and Participation Rates for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion. We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Trigger Rates, Caps, and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer your Index Option Values on the upcoming Term End Date. On each Term End Date you have the option of remaining allocated to your current Index Options at the renewal Trigger Rates, Caps, and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Index Option. At least seven calendar days before each Index Anniversary we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at allianzlife.com/RILArates. If you do not review renewal change information when it is published, or take no action to transfer to another permitted Index Option, you will remain allocated to your current Index Options and will automatically become subject to the renewal Trigger Rates, Caps, and Participation Rates until the next Term End Date. You risk the possibility that the renewal Trigger Rates, Caps, and Participation Rates you receive may be less than you would find acceptable. If you do not find the renewal rates acceptable, you must give us transfer instructions no later than the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day) or you will be subject to these renewal Trigger Rates, Caps, and Participation Rates for the next Term. When your renewal rates change the only options available to you are to transfer Index Option Value between Index Options, or take a full withdrawal (which is subject to a withdrawal charge). If you execute a Performance Lock you may be able to request an Early Reallocation and begin a new Index Option with a new Term Start Date and a new Trigger Rate, Cap, or Participation Rate before the next Index Anniversary. We can change Early Reallocation Trigger Rates, Caps, and Participation Rates for an existing Contract subject to the guaranteed minimums, in our discretion. We publish Early Reallocation rates at least seven calendar days before the end of the current Early Reallocation offering period for your review in your account on our website. If you do not execute an Early Reallocation, you will remain allocated to your current locked Index Options until the Index Anniversary that occurs on or immediately after the Lock Date. Initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates may vary significantly depending upon a variety of factors, including: • market volatility,• our hedging strategies and investment performance,• the availability of hedging instruments,• the amount of money available to us through Contract fees and expenses to purchase hedging instruments,• your Index Effective Date,• the level of interest rates,• utilization of Contract benefits by Owners, and• our profitability goals.Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Trigger Rates, Caps, and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in Trigger Rates, Caps, and Participation Rates, if any, may be substantially slower than increases in interest rates. We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Trigger Rates, Caps, and Participation Rates for newly issued Contracts and renewal and Early Reallocation rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made, and are being held to maturity, for existing Contracts. In some instances we may need to reduce initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Trigger Rates, Caps, and Participation Rates, which reduces your opportunity to receive positive Performance Credits.
Allianz Index Advantage+ Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength. More information about Allianz Life, including our financial strength ratings, is available upon request by visiting allianzlife.com/about/financial-ratings, or contacting us at (800) 624-0197.
Allianz Index Advantage+ Variable Annuity | AZLGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with stability of principal
Portfolio Company Name [Text Block]	AZL® Government Money Market Fund
Portfolio Company Adviser [Text Block]	Allianz Investment Management LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	0.78%
Average Annual Total Returns, 5 Years [Percent]	0.68%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Allianz Index Advantage+ Variable Annuity | FreeWithdrawalPrivilegeMember
Prospectus:
Name of Benefit [Text Block]	FreeWithdrawalPrivilege
Purpose of Benefit [Text Block]	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available upon a full withdrawal.• Unused free withdrawal amounts not available in future years.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to income taxes, including a 10% additional federal tax if taken before age 59 1∕2.
Name of Benefit [Text Block]	FreeWithdrawalPrivilege
Allianz Index Advantage+ Variable Annuity | MinimumDistributionProgramMember
Prospectus:
Name of Benefit [Text Block]	MinimumDistributionProgram
Purpose of Benefit [Text Block]	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements (RMD) imposed by the Internal Revenue Code.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Only available to IRA or SEP IRA Contracts.• Generally required for Inherited IRA and Inherited Roth IRA Contracts.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to income taxes.• Program withdrawals may be monthly, quarterly, semi-annual or annual, unless you have less than $25,000 in Contract Value, in which case only annual payments are available.• We reserve the right to discontinue or modify the program subject to the requirements of law.
Name of Benefit [Text Block]	MinimumDistributionProgram
Allianz Index Advantage+ Variable Annuity | FinancialAdviserFeesMember
Prospectus:
Name of Benefit [Text Block]	FinancialAdviserFees
Purpose of Benefit [Text Block]	If you have a financial adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your Financial Professional or Financial Professional’s firm as instructed.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Financial adviser fees are in addition to the Contract’s fees and expenses.• Deductions for financial adviser fees are treated as withdrawals under the Contract.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to withdrawal charges and income taxes, including a 10% additional federal tax if taken before age 59 1∕2.• We reserve the right to discontinue or modify the program.• See section 1 for an example of how deduction of financial adviser fees impact the Contract.Standard Benefits (No Additional Charge)Name ofBenefitPurposeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	FinancialAdviserFees
Allianz Index Advantage+ Variable Annuity | WaiverofWithdrawalChargeBenefitMember
Prospectus:
Name of Benefit [Text Block]	Waiver ofWithdrawalChargeBenefit
Purpose of Benefit [Text Block]	Waives withdrawal charges if you are confined for care, or are unable to perform at least two out of six activities of daily living (ADLs).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Confinement must be for at least 90 days in a 120-day period and requires proof of stay.• Inability to perform two ADLs must be for at least 90 consecutive days and may require an exam or tests by a physician.• Not available on the Issue Date if any Owner was confined to an eligible facility, or unable to perform all six ADLs.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are not subject to withdrawal charges, but are subject to income taxes, including a 10% additional federal tax if taken before age 59 1∕2.• State variations may apply.
Name of Benefit [Text Block]	Waiver ofWithdrawalChargeBenefit
Allianz Index Advantage+ Variable Annuity | TraditionalDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	TraditionalDeath Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value, or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is total Purchase Payments adjusted for withdrawals.An example of the death benefit provided by the Traditional Death Benefit is included in section 10, Death Benefit.An example of how deduction of financial adviser fees impact the death benefit is included in section 1.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Benefit only available during the Accumulation Phase.• Withdrawals, including any negative Daily Adjustments, may significantly reduce the benefit as indicated in section 1, Financial Adviser Fee Deduction Example.• Restrictions on Purchase Payments may limit the benefit.• Annuitizing the Contract will end the benefit.Standard Benefits (No Additional Charge)Name ofBenefitPurposeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	TraditionalDeath Benefit
Allianz Index Advantage+ Variable Annuity | PerformanceLockMember
Prospectus:
Name of Benefit [Text Block]	PerformanceLock and Early Reallocations
Purpose of Benefit [Text Block]	Allows you to capture the current Index Option Value during the Term for an Index Option. Can help eliminate doubt about future Index performance and possibly limit the impact of negative performance. Can allow you to transfer out of an Index Option before the Term End Date.A Performance Lock example is included in section 4, Valuing Your Contract — Performance Locks and Early Reallocations.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Available during the Accumulation Phase.• Performance Locks must be executed before the Term End Date.• If a Performance Lock is executed, the locked Index Option will no longer participate in Index performance (positive or negative) for the remainder of the Term, and will not receive a Performance Credit on the Term End Date.• You will not know your locked Index Option Value in advance.• The locked Index Option Value will reflect a Daily Adjustment.• If a Performance Lock is executed when Daily Adjustment has declined, will lock in any loss.• A Performance Lock can be executed only once each Term for each Index Option.• Cannot execute a Performance Lock for only a portion of the Index Option Value.• Early Reallocation requests are not accepted within 14 calendar days before an Index Anniversary and are limited to two Early Reallocation requests each Index Year.• Deductions (e.g. withdrawals, fees) decrease the locked Index Option Value.• Cannot transfer Index Option Value until the Term End Date unless you execute a Performance Lock.• We will not provide advice or notify you regarding whether you should execute a Performance Lock or Early Reallocation or the optimal time for doing so.• We will not warn you if you execute a Performance Lock or Early Reallocation at a sub-optimal time.• We are not responsible for any losses related to your decision whether or not to execute a Performance Lock or Early Reallocation.
Name of Benefit [Text Block]	PerformanceLock and Early Reallocations
Allianz Index Advantage+ Variable Annuity | MaximumAnniversaryValueDeathBenefitallexcNYMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value, or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is the Maximum Anniversary Value.An example of the death benefit provided by the Maximum Anniversary Value Death Benefit, and calculation of the Maximum Anniversary Value is included in section 10, Death Benefit.An example of how deduction of financial adviser fees impact the death benefit is included in section 1.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	• Must be age 75 or younger to elect.• Can only be added to a Contract at issue.• Replaces the Traditional Death Benefit if elected.• Benefit cannot be removed from the Contract.• Only available during the Accumulation Phase.• Withdrawals, including any negative Daily Adjustment, may significantly reduce the benefit as indicated in section 1, Financial Adviser Fee Deduction Example.• Withdrawals reduce the likelihood of lock in.• Restrictions on Purchase Payments may limit the benefit.• Annuitizing the Contract will end the benefit.
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit